Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2014
Prepayments and other current assets
Schedule of prepayments and other current assets

	As of December 31,
	2013	2014
	RMB	RMB
Receivables related to employees’ exercise of share-based awards	—	811,783
Interest receivables	28,654	135,498
Prepaid rental fees	79,423	145,501
Prepaid advertising costs	31,977	45,677
Deposits	20,386	166,945
Bridge loans	—	157,438
Staff loans	—	151,612
Employee advances	12,809	16,217
Others	45,853	103,663
Total	219,102	1,734,334